Income Taxes (Details Narrative) - 12 months ended Dec. 31, 2022 - Israel Tax Authority [Member]	USD ($)	ILS (₪)
Operating Loss Carryforwards [Line Items]
Tax rate	23.00%
Tax loss carryforwards | $	$ 8,900,000
Israel, New Shekels
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards | ₪		₪ 31,000,000